Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Employee Expenses
A split of the Group’s employees and consultants by main department and geography for the years ended December 31, 2019, 2018 and 2017 was as follows:

	At December 31,
	2019	2018	2017
By function:
Clinical & Regulatory, IP, Marketing	26	19	16
Research & Development	33	30	29
Manufacturing /Quality	32	34	26
General Administration	16	13	16
Total	107	96	87

By Geography:
Belgium	103	91	83
United States	4	5	4
Total	107	96	87

(€‘000)	For the year ended 31 December,
	2019	2018	2017
Salaries, wages and fees	6,932	6,439	5,461
Executive Committee compensation	2,993	3,235	2,563
Share-based payments	2,775	3,595	2,569
Social security	1,473	1,301	1,277
Post-employment benefits	215	217	220
Hospitalization insurance	138	118	118
Other benefit expense	119	2	—

Total Employee expenses	14,646	14,906	12,207